Subsequent Events (Details Narrative) (10-K)															1 Months Ended			3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 05, 2021 USD ($) $ / shares	Feb. 17, 2021 USD ($) d $ / shares	Feb. 08, 2021 USD ($) shares	Jan. 22, 2021 USD ($) $ / shares	Jan. 19, 2021 USD ($)	Nov. 30, 2020 USD ($) d	Nov. 19, 2020 USD ($)	Nov. 04, 2020 USD ($)	Oct. 15, 2020 USD ($)	Oct. 02, 2020 USD ($)	Sep. 21, 2020 USD ($) shares	Jun. 02, 2020 USD ($) shares	May 18, 2020 USD ($) shares	Mar. 05, 2020 USD ($) shares	Dec. 31, 2020 shares	Nov. 30, 2020 USD ($) shares	Oct. 31, 2020 USD ($) shares	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 02, 2020 USD ($)
Ownership interest																		4.99%				4.99%
Default penalty																						$ 91,576		$ 85,100
Stock issued during period services shares | shares											6,000,000	183,537	100,000	50,000			500,000
Stock issued during period services											$ 284,400	$ 14,873	$ 7,500	$ 3,900			$ 25,860			$ 25,860	$ 774,354			1,101,440	1,346,333
Repayments of notes payable																						20,750
Proceeds from notes payable																						$ 972,500	$ 1,888,000	$ 1,839,888	$ 196,500
Promissory Note [Member]
Debt instrument face amount					$ 64,500
Debt interest rate					24.00%
Debt maturity date					Feb. 19, 2021
Repayments of notes payable				$ 64,500
12% Senior Secured Convertible Promissory Note [Member]
Debt instrument face amount	$ 300,000			$ 1,250,000
Debt interest rate	12.00%			12.00%
Debt maturity date	Mar. 04, 2022			Jan. 21, 2022
Debt maturity date, description	The note matures March 4, 2022, but may be extended an additional 12 months.
Interest payable				$ 1,250
Legal fees	$ 54,000			15,040
Proceeds from notes payable	$ 246,000			$ 176,984
Debt instrument, convertible description	The note becomes convertible six months after issuance, or October 4, 2021, at $0.054 per share.			The note becomes convertible six months after issuance, or July 22, 2021, at $0.054 per share.
Debt conversion price per share | $ / shares	$ 0.054			$ 0.054
Noteholder C [Member]
Debt instrument face amount							$ 290,000
Discount at issuance							$ 15,000
Debt interest rate							6.00%
Debt principal and interest rate							22.00%
Debt maturity date																						Dec. 29, 2020
Noteholder C [Member] | 12% Senior Secured Convertible Promissory Note [Member]
Repayments of notes payable				$ 992,226
Noteholder D [Member]
Debt payment																			$ 286,518
Number of shares issued for common stock | shares																			5,525,000
Debt conversion amount			$ 96,810
Debt conversion shares | shares			1,383,000
Noteholder D [Member] | Convertible Promissory Note [Member]
Debt instrument face amount						$ 175,000										$ 175,000
Debt interest rate						10.00%										10.00%
Debt maturity date						Nov. 30, 2022
Debt convertible percentage						0.60
Debt trading days | d						10
Three Shareholders [Member]
Number of shares issued for common stock | shares															9,000,000
Exchange of shares | shares															5,472,000
Todd Davis [Member]
Number of shares issued for common stock | shares															3,000,000
Exchange of shares | shares															1,824,000
Noteholder A [Member]
Debt payment																$ 472,167
Number of shares issued for common stock | shares																20,846,210
Noteholder H [Member] | Convertible Promissory Note [Member]
Debt instrument face amount								$ 100,000
Debt interest rate								15.00%
Debt maturity date								May 04, 2021
Noteholder B to Noteholder D [Member]
Debt instrument face amount																										$ 262,500
Noteholder B [Member]
Debt instrument face amount		$ 250,000
Debt interest rate		12.00%
Debt maturity date		Feb. 17, 2022
Debt trading days | d		10
Debt conversion price per share | $ / shares		$ 0.06
Noteholder B [Member] | Promissory Note [Member]
Debt instrument face amount		$ 250,000
Debt interest rate		12.00%
Debt maturity date		Feb. 17, 2022
Debt convertible percentage		0.40
Debt trading days | d		10
Debt instrument, convertible description		The note is convertible into common shares of the Company at a 40% discount to the 10 day average closing price of the Company's common stock with a floor of $0.06 per share.
Floor price per share | $ / shares		$ 0.06
One-Year Agreement for Strategic [Member]
Debt payment										$ 1,235,000
Five-Year Endorsement Contract with American DJ [Member]
Debt payment																	$ 5,000,000
Note Agreement [Member] | Noteholder C [Member]
Debt instrument face amount									$ 565,000
Discount at issuance									$ 15,000
Debt interest rate									5.00%
Debt principal and interest rate									22.00%
Debt maturity date							Dec. 21, 2020		Dec. 15, 2020
Debt maturity date, description							The Company and Noteholder C extended the maturity to December 29, 2020.		The Company and Noteholder C extended the maturity to December 29, 2020.
Default penalty							$ 6,148		$ 85,428
Khode, LLC [Member]
Ownership interest										70.00%
Capital contribution										$ 3,500,000